Accounts Receivable, Net - Schedule of Activity in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance For Doubtful Accounts [Roll Forward]
Allowance for credit losses- beginning	$ 5,048	$ 7,589
Charged to costs	1,529	294	$ 6,100
Write offs	(2,875)	(2,835)
Allowance for credit losses - ending	$ 3,702	$ 5,048	$ 7,589